ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Accrued cost of revenue and sales and marketing expenses	$ 598,133	$ 242,268
Accrued interest for convertible notes	3,203	1,374
Accrued office-related operating expenses	2,506	2,745
Business and other taxes payables	52,568	19,345
Other payables	60,911	92,590
Escrow payables	1,028,542	513,864
Accrued payroll and welfare expenses	156,725	65,969
Payables and accruals for purchases of property and equipment	14,889	18,020
Deposits payable	75,012	0
Finance lease liability	52	1,953
Others	40,920	22,677
Total Current	2,033,461	980,805
Non-current:
Finance lease liability	85	5,309
Others	36,074	20,493
Total non-current	$ 36,159	$ 25,802